Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Inputs, Assets, Quantitative Information

The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at December 31, 2017. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average(1)
Assets
Physical and financial forwards and futures:
Natural gas(2)	$ 84	Discounted cash flow	Market price (per Dth)(4)	(2) - 14	—
FTRs	29	Discounted cash flow	Market price (per MWh)(4)	(1) - 7	2
Physical options:
Natural gas	1	Option model	Market price (per Dth)(4)	2 - 7	3
			Price volatility (5)	26% - 54%	33%
Electricity	43	Option model	Market price (per MWh)(4)	22 - 74	37
			Price volatility (5)	13% - 63%	33%
Total assets	$157
Liabilities
Financial forwards:
Liquids(3)	$ 2	Discounted cash flow	Market price (per Gal)(4)	0 - 2	1
FTRs	$ 5	Discounted cash flow	Market price (per MWh)(4)	(4) - 6	—
Total liabilities	$ 7

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Includes NGLs and oil.
(4)	Represents market prices beyond defined terms for Levels 1 and 2.
(5)	Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping

The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)

December 31, 2017
Assets
Derivatives:
Commodity	$—	$101	$157	$258
Interest rate	—	17	—	17
Foreign currency	—	32	—	32
Investments(1):
Equity securities:
U.S.	3,493	—	—	3,493
Fixed income:
Corporate debt instruments	—	444	—	444
Government securities	307	794	—	1,101
Cash equivalents and other	34	—	—	34
Total assets	$3,834	$1,388	$157	$5,379
Liabilities
Derivatives:
Commodity	$—	$190	$ 7	$197
Interest rate	—	85	—	85
Foreign currency	—	2	—	2
Total liabilities	$—	$277	$ 7	$284
December 31, 2016
Assets
Derivatives:
Commodity	$—	$115	$147	$262
Interest rate	—	17	—	17
Investments(1):
Equity securities:
U.S.	2,913	—	—	2,913
Fixed income:
Corporate debt instruments	—	487	—	487
Government securities	424	614	—	1,038
Cash equivalents and other	5	—	—	5
Total assets	$3,342	$1,233	$147	$4,722
Liabilities
Derivatives:
Commodity	$—	$88	$ 8	$96
Interest rate	—	53	—	53
Foreign currency	—	6	—	6
Total liabilities	$—	$147	$ 8	$155

(1)	Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $88 million and $89 million of assets at December 31, 2017 and 2016, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2017	2016	2015
(millions)
Balance at January 1,	$139	$95	$107
Total realized and unrealized gains (losses):
Included in earnings	(38)	(35)	(5)
Included in other comprehensive loss	(2)	—	(9)
Included in regulatory assets/liabilities	42	(39)	(4)
Settlements	6	38	9
Purchases	—	87	—
Transfers out of Level 3	3	(7)	(3)
Balance at December 31,	$150	$139	$95
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date	$2	$(1)	$2

Fair Value Unobservable Inputs Gain (Loss) Included In Earnings

The following table presents Dominion Energy’s gains and losses included in earnings in the Level 3 fair value category:

	Operating Revenue	Electric Fuel and Other Energy-Related Purchases	Purchased Gas	Total
(millions)

Year Ended December 31, 2017
Total gains (losses) included in earnings	$ 3	$(42)	$ 1	$(38)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	2	—	—	2
Year Ended December 31, 2016
Total gains (losses) included in earnings	$—	$(35)	$—	$(35)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	—	(1)	—	(1)
Year Ended December 31, 2015
Total gains (losses) included in earnings	$ 6	$(11)	$—	$(5)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	1	1	—	2

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

December 31,	2017		2016
	Carrying Amount	Estimated Fair Value(1)	Carrying Amount	Estimated Fair Value(1)
(millions)
Dominion Energy
Long-term debt, including securities due within one year(2)	$28,666	$31,233	$26,587	$28,273
Junior subordinated notes(3)	3,981	4,102	2,980	2,893
Remarketable subordinated notes(3)	1,379	1,446	2,373	2,418
Virginia Power
Long-term debt, including securities due within one year(3)	$11,346	$12,842	$10,530	$11,584
Dominion Energy Gas
Long-term debt, including securities due within one year(4)	$3,570	$ 3,719	$3,528	$ 3,603

(1)	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
(2)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At December 31, 2017, and 2016, includes the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt of $(22) million and $(1) million, respectively.
(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.

Virginia Electric and Power Company
Fair Value Inputs, Assets, Quantitative Information

The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at December 31, 2017. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average(1)
Assets
Physical and financial forwards and futures:
Natural gas(2)	$ 81	Discounted cash flow	Market price (per Dth)(3)	(2)-7	(1)
FTRs	27	Discounted cash flow	Market price (per MWh)(3)	(1)-7	2
Physical options:
Natural gas	1	Option model	Market price (per Dth)(3)	2-7	3
			Price volatility (4)	26%-54%	33%
Electricity	43	Option model	Market price (per MWh)(3)	22-74	37
			Price volatility (4)	13%-63%	33%
Total assets	$152
Liabilities:
Financial forwards:
FTRs	$ 5	Discounted cash flow	Market price (per MWh)(3)	(4)-6	—
Total liabilities	$ 5

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping

The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2017
Assets
Derivatives:
Commodity	$—	$14	$152	$166
Investments(1):
Equity securities:
U.S.	1,566	—	—	1,566
Fixed income:
Corporate debt instruments	—	224	—	224
Government securities	168	326	—	494
Cash equivalents and other	16	—	—	16
Total assets	$1,750	$564	$152	$2,466
Liabilities
Derivatives:
Commodity	$—	$4	$5	$9
Interest rate	—	57	—	57
Total liabilities	$—	$61	$5	$66
December 31, 2016
Assets
Derivatives:
Commodity	$—	$43	$145	$188
Interest rate	—	6	—	6
Investments(1):
Equity securities:
U.S.	1,302	—	—	1,302
Fixed income:
Corporate debt instruments	—	277	—	277
Government securities	136	291	—	427
Total assets	$1,438	$617	$145	$2,200
Liabilities
Derivatives:
Commodity	$—	$8	$2	$10
Interest rate	—	21	—	21
Total liabilities	$—	$29	$2	$31

(1)	Includes investments held in the nuclear decommissioning trusts. Excludes $27 million and $26 million of assets at December 31, 2017 and 2016, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2017	2016	2015
(millions)
Balance at January 1,	$143	$93	$102
Total realized and unrealized gains (losses):
Included in earnings	(43)	(35)	(13)
Included in regulatory assets/liabilities	40	(37)	(5)
Settlements	7	35	13
Purchases	—	87	—
Transfers out of Level 3	—	—	(4)
Balance at December 31,	$147	$143	$93

Dominion Energy Gas Holdings, LLC
Fair Value Inputs, Assets, Quantitative Information

The following table presents Dominion Energy Gas’ quantitative information about Level 3 fair value measurements at December 31, 2017. The range and weighted average are presented in dollars for market price inputs.

	Fair Value (millions)	Valuation Techniques	Unobservable Input		Range	Weighted Average(1)
Liabilities:
Financial forwards:
NGLs	$2	Discounted cash flow	Market price (per Dth)	(2)	0 - 1	1
Total liabilities	$2

(1)	Averages weighted by volume.
(2)	Represents market prices beyond defined terms for Levels 1 and 2.

Fair Value, Option, Qualitative Disclosures

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping

The following table presents Dominion Energy Gas’ assets and liabilities for commodity and foreign currency derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2017
Assets
Foreign currency	$ —	$32	$ —	$32
Total assets	$ —	$32	$ —	$32
Liabilities
Commodity	$ —	$ 4	$ 2	$6
Foreign currency	—	2	—	2
Total liabilities	$ —	$ 6	$ 2	$8
December 31, 2016
Liabilities
Commodity	$ —	$ 3	$ 2	$5
Foreign currency	—	6	—	6
Total liabilities	$ —	$ 9	$ 2	$11

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the net change in Dominion Energy Gas’ derivative assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2017	2016	2015
(millions)
Balance at January 1,	$(2)	$6	$2
Total realized and unrealized gains (losses):
Included in earnings	—	—	1
Included in other comprehensive loss	(3)	—	(5)
Settlements	—	—	(1)
Transfers out of Level 3	3	(8)	9
Balance at December 31,	$(2)	$(2)	$6